Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	$ 511,335,661	$ 435,396,146
BGC Group Stock Portfolio (excludes cash component)
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	3,721,546	9,948,033
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	506,154,276	430,075,027
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	365,570,582	306,061,063
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	125,486,507	104,295,387
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Demand deposit account
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	11,375,641	10,101,242
Fair Value, Inputs, Level 1, Level 2, and Level 3 | BGC Group Stock Portfolio (excludes cash component)
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	3,632,875	9,617,335
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	88,671
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	506,154,276	430,075,027
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	365,570,582	306,061,063
Level 1 | Exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	125,486,507	104,295,387
Level 1 | Demand deposit account
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	11,375,641	10,101,242
Level 1 | BGC Group Stock Portfolio (excludes cash component)
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	3,632,875	9,617,335
Level 1 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	88,671
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Level 2 | Exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Level 2 | Demand deposit account
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Level 2 | BGC Group Stock Portfolio (excludes cash component)
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Level 2 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Level 3 | Exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Level 3 | Demand deposit account
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Level 3 | BGC Group Stock Portfolio (excludes cash component)
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Level 3 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0
NAV | Common collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	$ 5,181,385	$ 5,321,119